UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Chief Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			August 8, 2011
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		70
Form 13F Information Table Value Total:		107,501
List of Other Included Managers:		NONE

NAME OF ISSUER	           TITLE OF CLASS	CUSIP	 VALUE 	SHARES/	SH/	PUT/	INVSTMT	OTHER	   VOTING AUTHORITY
			                                      (x$1000) 	PRN AMT	PRN	CALL	DSCRETN	 MANAGERS  SOLE	 SHARED NONE
3M Co                               COM		88579Y101	1671	17615	SH 		SOLE		   17615
Abbott Laboratories                 COM		002824100	3034	57661	SH 		SOLE		   57661
Air Products & Chemicals Inc        COM		009158106	2729	28555	SH 		SOLE		   28555
Amgen Inc.                          COM		031162100	1018	17448	SH 		SOLE		   17448
Anadarko Petroleum Corp             COM		032511107	165	2148	SH 		SOLE		   2148
Apache Corp                         COM		037411105	3373	27336	SH 		SOLE		   27336
Apple Computer Inc                  COM		037833100	1034	3079	SH		SOLE		   3079
Applied Materials Inc               COM		038222105	1842	141610	SH 		SOLE		   141610
AT&T Inc.                           COM		00206R102	156	4955	SH 		SOLE		   4955
Automatic Data Processing Inc       COM		053015103	2494	47336	SH 		SOLE		   47336
Baker Hughes Inc                    COM		057224107	1407	19384	SH 		SOLE		   19384
Bank Of America Corp                COM		060505104	105	9578	SH 		SOLE		   9578
Baxter International                COM		071813109	1861	31185	SH 		SOLE		   31185
Biogen Idec Inc                     COM		09062X103	160	1500	SH 		SOLE		   1500
BlackRock Inc                       COM		09247X101	1843	9607	SH 		SOLE		   9607
Boeing Co                           COM		097023105	145	1960	SH 		SOLE		   1960
Bunge Ltd                           COM		G16962105	386	5600	SH 		SOLE		   5600
Caterpillar Inc                     COM		149123101	131	1230	SH 		SOLE		   1230
Charles Riv Laboratories Intl       COM		159864107	155	3825	SH 		SOLE		   3825
Chevrontexaco Corp		    COM		166764100	151	1472	SH		SOLE		   1472
Church & Dwight Co Inc              COM		171340102	2624	64720	SH 		SOLE		   64720
Cisco Systems                       COM		17275R102	168	10786	SH 		SOLE		   10786
CLARCOR Inc                         COM		179895107	1960	41450	SH 		SOLE		   41450
Coca Cola                           COM		191216100	121	1805	SH 	 	SOLE		   1805
Disney Walt Co                 COM DISNEY	254687106	295	7564	SH 		SOLE		   7564
Dominion Res Inc                    COM		25746U109	1333	27606	SH 		SOLE		   27606
Du Pont E I De Nemours & Co         COM		263534109	1005	18600	SH 		SOLE		   18600
Duke Energy Corp.                   COM		26441C105	773	41051	SH 		SOLE		   41051
Emerson Electric Co                 COM		291011104	1757	31233	SH 		SOLE		   31233
Exxon Mobil Corporation             COM		30231G102	3283	40340	SH 		SOLE		   40340
Fiserv Inc                          COM		337738108	3587	57270	SH 		SOLE		   57270
General Electric                    COM		369604103	1132	60040	SH 		SOLE		   60040
Hewlett-Packard Company             COM		428236103	509	13977	SH 		SOLE		   13977
Honeywell International             COM		438516106	115	1935	SH 		SOLE		   1935
Huntington Ingalls Inds             COM		446413106	164	4754	SH		SOLE		   4754
Infosys Technologies Ltd.      SPONSORED ADR	456788108	114	1750	SH 		SOLE		   1750
Intel Corp                          COM		458140100	2441	110160	SH 		SOLE		   110160
International Business Machine      COM		459200101	721	4205	SH 		SOLE		   4205
iShares GS Investo            IBOXX INV CPBD  	464287242	1316	11950	SH 		SOLE		   11950
iShares MSCI EAFE Index      MSCI EAFE INDEX	464287465	6115	101678	SH 		SOLE		   101678
Johnson & Johnson                   COM		478160104	3238	48671	SH 		SOLE		   48671
JP Morgan Chase & Co                COM		46625H100	816	19928	SH 		SOLE		   19928
Medtronic Inc                       COM		585055106	2207	57272	SH 		SOLE		   57272
Merck & Co Inc                      COM		58933Y105	136	3842	SH 		SOLE		   3842
Microsoft Corp                      COM		594918104	1927	74133	SH 		SOLE		   74133
Northrop Grumman Corp               COM		666807102	1961	28280	SH 		SOLE		   28280
Pepsico                             COM		713448108	6178	87712	SH 		SOLE		   87712
Pfizer                              COM		717081103	150	7264	SH		SOLE		   7264
Procter & Gamble Co                 COM		742718109	3305	51985	SH 		SOLE		   51985
Qualcomm Inc                        COM		747525103	3482	61317	SH 		SOLE		   61317
Reliance Steel & Aluminum           COM		759509102	1564	31500	SH 		SOLE		   31500
Royal Dutch Shell B Adrf       SPON ADR B	780259107	760	10595	SH		SOLE		   10595
S&P 500 Depository Receipts       TR UNIT	78462F103	6987	52945	SH 		SOLE		   52945
S&P MidCap SPDRs               UNIT SER 1	78467Y107	227	1280	SH 		SOLE		   1280
Schlumberger Ltd                    COM		806857108	873	10108	SH 		SOLE		   10108
State Street                        COM		857477103	2221	49267	SH 		SOLE		   49267
Statoil ASA ADR               SPONSORED ADR	85771P102	1898	74582	SH 		SOLE		   74582
Stryker Corp                        COM		863667101	2268	38650	SH 		SOLE		   38650
Sysco Corporation                   COM		871829107	478	15315	SH 		SOLE		   15315
Target Corporation                  COM		87612E106	448	9548	SH 		SOLE		   9548
Teva Pharm Inds Ltd Adrf            ADR		881624209	1866	38694	SH 		SOLE		   38694
Thermo Fisher Scientific	    COM	        883556102	1384	21495	SH		SOLE		   21495
Time Warner Inc                   COM NEW	887317303	198	5443	SH 		SOLE		   5443
Toronto Dominion Bank New         COM NEW	891160509	2165	25500	SH 		SOLE		   25500
U S Bancorp Del New               COM NEW	902973304	1130	44295	SH 		SOLE		   44295
Union Pacific Corp                  COM		907818108	134	1288	SH 		SOLE		   1288
Vodafone Group Plc ADR        SPONS ADR NEW	92857W209	202	7542	SH 		SOLE		   7542
Wal-Mart Stores Inc                 COM		931142103	2668	50212	SH 		SOLE		   50212
Walgreen Co                         COM		931422109	2445	57572	SH 		SOLE		   57572
Xilinx Inc                          COM		983919101	792	21725	SH 		SOLE		   21725